Significant Accounting Policies - Schedule of Deferred Franchise Fees Under Contract Balances (Details) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deferred franchise fees Beginning	$ 209,766	$ 168,516	$ 65,234
Revenue recognized during the period	(24,500)	(31,250)	(17,968)
New deferrals due to cash received		72,500	121,250
Deferred franchise fees Ending	$ 165,266	$ 209,766	$ 168,516